Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective tax rate reconciliation
Combined tax at U.S. statutory federal income tax rate	35.00%	35.00%	35.00%
Increase (decrease) in taxes resulting from:
Tax-exempt income	(1.60%)	(1.60%)	(1.50%)
State and local income taxes, net of federal benefit	3.10%	2.50%	2.60%
Non-U.S. subsidiaries earnings	(2.80%)	(5.20%)	(4.40%)
Tax settlements	(1.90%)	(0.20%)	(1.90%)
All other	0.30%	0.00%	(0.20%)
Actual tax rates	32.10%	30.50%	29.60%